FAIR VALUE MEASUREMENTS - Additional information (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 08, 2021	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Assets held in trust account			$ 7,602,649	$ 116,726,978	$ 7,527,369
Redemption of common stock					$ 110,472,254
Number of shares redeemed	10,805,877		10,805,877		10,805,877
Transfers between Level 1 and Level 2		$ 0	$ 0	0	$ 0
Transfers between Level 2 and Level 1		0	0	0	0
Transfers in of level 3		0	0	0	0
Transfers Out of level 3		$ 0	0	$ 0	0
Money Market Funds
FAIR VALUE MEASUREMENTS
Assets held in trust account			$ 7,602,649		$ 7,527,369